Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 27, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net income	$ (6.2)	$ 11.9	$ 33.6	$ 31.7	$ 75.2	$ 150.5	$ 290.3	$ 229.1
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax benefit/(expense) of $0.1 and $0.0, respectively for the three months and $(0.2) and $0.0, respectively for the six months	0	(0.1)	0.3	0	0	0	0.4	0.5
Total change in fair value of available-for-sale securities	0	(0.1)	0.3	0	0	0	0.4	0.5
Derivative activity:
Change in derivative fair value, net of income tax expense of $7.4 and $6.0, respectively for the three months and $3.3 and $5.4, respectively, for the six months	(0.5)	(13.4)	(5.8)	(11.3)	(10.1)	(58.2)	12.3	2.2
Reclassification of earnings, net of income tax (expense)/benefit of $0.0 and $(1.0), respectively, for the three months and $0.7 and $(1.3), respectively, for the six months	0	0.1	(0.8)	1.3	1.3	(0.3)	(5.9)	(5.9)
Total change in fair value of derivatives	(0.5)	(13.3)	(6.6)	(10.0)	(8.8)	(58.5)	6.4	(3.7)
Pension and postretirement activity:
Prior service cost for the period, net of income tax expense of $(0.0) and $(0.0), respectively	(0.2)					0.1	7.0	(10.5)
Net loss for the period, net of income tax benefit / (expense) of $(0.2), $(3.9), $4.0 and $(3.1), respectively	0.3					0.3	(6.1)	5.7
Reclassification to earnings, net of income tax benefit/(expense) of $(0.0) and $(0.3), respectively, for the three months and $0.0 and $(0.8), respectively, for the six months	0	(0.1)	(0.1)	0.4	1.6	2.8	2.4	2.1
Total change in unfunded pension obligation	0.1	(0.1)	(0.1)	0.4	1.6	3.2	3.3	(2.7)
Other comprehensive income / (loss)	(0.4)	(13.5)	(6.4)	(9.6)	(7.2)	(55.3)	10.1	(5.9)
Net comprehensive income / (loss)	$ (6.6)	$ (1.6)	$ 27.2	$ 22.1	$ 68.0	$ 95.2	$ 300.4	$ 223.2